Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Payments of cash dividends	₩ (706,091)	₩ (706,091)	₩ (668,494)
Payments of interest on hybrid bond	(16,840)	(16,840)	(16,840)
Transactions with non-controlling interests	(38,373)
Cash flow from other financing activities	(761,304)
Total	₩ (826,618)	₩ (1,044,829)	₩ (964,583)